Note 17 - Interest and Finance Costs (Details) - Summary of Interest and Finance Costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of Interest and Finance Costs [Abstract]
Gross interest on debt (Note 11)	$ 503	$ 498	$ 4,505
Delos termination fee interest (Note 21)	101	116	139
Bank charges	26	28	964
Amortization and write-off of financing fees	538	16	1,815
Total	1,168	658	7,443
Less interest capitalized	(449)	(208)
Total	$ 719	$ 450	$ 7,443